COMMON AND PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMON AND PREFERRED STOCK
COMMON AND PREFERRED STOCK

8. COMMON AND PREFERRED STOCK

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Company Common Stock, par value $0.0001 per shares.

During the three months ended March 31, 2024 the Company issued  85,174 shares of common stock on the issuance of convertible debt and 86,747 shares of common stock related to stock based compensation.

Preferred Stock

The Company is authorized to issue up to 40,000,000 shares of Company Series A Preferred Stock, par value $0.0001 per shares. The Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations including but not limited to:

•

The conversion price (“Conversion Price”) for the Preferred Stock is initially $10.00 per share; provided that the Conversion Price shall be reset to the lesser of $10.00 or 20% above the simple average of the volume weighted average price on the 20 trading days following 12 months after August 25, 2023; provided further that such Conversion Price shall be no greater than $10.00 and no less than $2.00 and subject to appropriate and customary adjustment.

•	The holders of Preferred Stock shall not be entitled to vote on any matters submitted to the stockholders of the Company.

•

From and after the date of the issuance of any shares of Preferred Stock, dividends shall accrue at the rate per annum of 12% of the original issue price for each share of Preferred Stock, prior and in preference to any declaration or payment of any other dividend (subject to appropriate adjustments).

•

Dividends shall accrue from day to day and shall be cumulative and shall be payable within fifteen (15) business days after the end of the Company’s second quarter, which is June 30, commencing with the quarter ending June 30, 2024 to each holder of Preferred Stock as of such date.

•

From the Closing of the Business Combination until the second anniversary of the date of the original issuance of the Preferred Stock, the Company may, at its option, pay all or part of the accruing dividends on the Preferred Stock by issuing and delivering additional shares of Preferred Stock to the holders thereof.

•

The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company, unless the holders of the iCoreConnect Preferred Stock then outstanding shall first receive dividends due and owing on each outstanding share of iCoreConnect Preferred Stock.

•

In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount per share equal to the greater of (i) one times the applicable original issue price, plus any accrued and unpaid dividends, and (ii) such amount as would have been payable had all shares of Preferred Stock been converted into the Company’s Common Stock pursuant to the following paragraph immediately prior to such liquidation, dissolution or winding up, before any payment shall be made to the holders of the Company’s Common Stock.

•

Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of the Company’s Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion, subject to adjustment.

•

After 24 months from the Closing of the Business Combination, in the event the closing share price of the Company’s Common Stock shall exceed 140% of the Conversion Price (as defined in the Merger Agreement) then in effect, then (i) each outstanding share of Preferred Stock shall automatically be converted into such number of shares of the Company’s Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion and (ii) such shares may not be reissued by the Company, subject to adjustment. At the time of such conversion, the Company shall declare and pay all of the dividends that are accrued and unpaid as of the time of the conversion by either, at the option of the Company, (i) issuing additional Preferred Stock or (ii) paying cash.

•

Immediately prior to any such optional conversion the Company shall pay all dividends on the Preferred Stock being converted that are accrued and unpaid as of such time by, either, at the option of the Company: (i) issuing additional Preferred Stock or (ii) paying cash.

During the three months ended March 31, 2024 the Company issued 621,500 Series A Preferred stock in conjunction with asset acquisitions of FeatherPay, Verifi Dental Limited and Teamworx LLC.

Common Stock Options

Certain employees and executives have been granted options or warrants that are compensatory in nature. A summary of option activity for the three months ended March 31, 2024 are presented below:

Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2024	776,328	$3.75	8.0	$-
Granted	3,000	1.27	9.8	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance Outstanding – March 31, 2024	779,328	$3.73	7.7	$-

Exercisable – March 31, 2024	575,235	$3.72	7.7	$-
Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2024	395,072	$3.768	8.0
Granted	3,000	1.27	9.8
Vested	(193,979)	3.72	7.7
Forfeited	-	-	-
Nonvested – March 31, 2024	204,093	$3.76	7.8

Restricted Common Stock Compensation

The Board approved on January 3, 2023 134,049 shares of common stock related to the Chief Executive Officer for bonus related to 2022 service with a fair value of $356,000.

On March 13, 2023 the Company’s Board of Directors approved the grant of 5,027 shares of common stock to certain board members for services related to 2018 service.

In April 2023, the Company’s Board of Directors approved compensation for its Board Members and Committee Members for the year ended December 31, 2023. On an annual basis equivalent, Board Members are compensated $60,000, with additional compensation of $5,000 for being a Committee Member, an additional $5,000 for being a Chair of a Committee and $20,000 for being the Board Chair. Compensation is to be paid quarterly in arrears at the closing stock price of the last trading day of the quarter.  The Company has recorded an expense of $105,000 and nil for the three months ended March 31, 2024 and 2023, respectively.

Common Stock Warrants

The Company typically issues warrants to individual investors and institutions to purchase shares of the Company’s Common Stock in connection with public and private placement fundraising activities. Warrants may also be issued to individuals or companies in exchange for services provided for the Company. The warrants are typically exercisable six months after the issue date, expire in five years, and contain a cash exercise provision and registration rights.

In May 2023, the Company entered into amendments with certain warrant holders whose warrants contained down round provisions and modified these warrants to remove such provisions from inception. As such the number and exercise of these warrants are set back to their original values as originally intended by the parties.

During the three months ending March 31, 2023, the Company issued no Common Stock Warrants.

During the three months ending March 31, 2024, the Company issued 69,000 Common Stock Warrants.

As part of the Merger, all outstanding warrants were converted on a cashless basis into shares of common stock. As of March 30, 2024, the number of shares issuable upon exercise of the Common Stock Warrants were nil shares.

Common Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	45,129	$2.09	4.81	$-
Granted	69,000	1.36	4.76	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding – March 31, 2024	114,129	$1.65	4.68	$-

Preferred Stock Warrants

$2.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	425,800	$2.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	425,800	$2.00	9.4	$-

$11.50 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	10,122,313	$11.50	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	10,122,313	$11.50	9.4	$-
$15.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	1,000,000	$15.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	1,000,000	$15.00	9.4	$-

Equity Line of Credit

On September 12, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with Arena Business Solutions Global SPC II, Ltd. on behalf of and for the account of Segregated Portfolio #8 – SPC #8 (“Arena”), pursuant to which Arena has committed to purchase up to $40 million (the “Commitment Amount”) of our common stock, at our direction from time to time, subject to the satisfaction of the conditions in the Purchase Agreement.

As consideration for Arena’s irrevocable commitment to purchase Common Stock upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company agreed to issue a total of 291,259 shares of Common Stock equaling $600,000 (the “Commitment Fee Shares”) based on a price per share equal to the simple average daily VWAP of the Common Stock during the ten trading days immediately preceding the date on which the SEC declares the Registration Statement effective.

This line was cancelled in February 2024 and the Company expensed deferred costs of $1,008,376 related to this transaction which were recorded as financing costs.

4. STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Company Common Stock, par value $0.0001 per shares.

Stock Issuances

During the year ended December 31, 2023, the Company issued 3,992,399 shares of common stock of which 1,489,707 shares of common stock were issued for cash of $2,880,985. The Company issued 212,842 shares of common stock related to the conversion of Series A Preferred Stock, 40,000 shares related to the asset acquisition of Preferred Dental Services, 297,888 shares related to inducements for financing agreements, 243,347 shares for stock-based compensation and 1,708,615 shares related to the conversion of debt, warrants and options.

During the year ended December 31, 2022, the Company issued 13,827,049 shares of common stock. of which 5,722,844 shares of common stock were issued for cash of $450,000. The Company also issued 227,368 shares of common stock for the conversion of $22,387 of convertible debt. 700,000 shares of common stock were issued for the exercise of common stock options for a value of $2,100. 8,426,837 shares of common stock were issued related to stock-based compensation for a value of $1,817,123. The Company also repurchased and cancelled 1,250,000 shares of common stock with a value of $100,000.

Preferred Stock

The Company is authorized to issue up to 40,000,000 shares of Company Series A Preferred Stock, par value $0.0001 per shares. The Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations including but not limited to:

•

The conversion price (“Conversion Price”) for the Preferred Stock is initially $10.00 per share; provided that the Conversion Price shall be reset to the lesser of $10.00 or 20% above the simple average of the volume weighted average price on the 20 trading days following 12 months after August 25, 2023; provided further that such Conversion Price shall be no greater than $10.00 and no less than $2.00 and subject to appropriate and customary adjustment.

•	The holders of Preferred Stock shall not be entitled to vote on any matters submitted to the stockholders of the Company.

•

From and after the date of the issuance of any shares of Preferred Stock, dividends shall accrue at the rate per annum of 12% of the original issue price for each share of Preferred Stock, prior and in preference to any declaration or payment of any other dividend (subject to appropriate adjustments).

•

Dividends shall accrue from day to day and shall be cumulative and shall be payable within fifteen (15) business days after the end of the Company’s second quarter, which is June 30, commencing with the quarter ending June 30, 2024 to each holder of Preferred Stock as of such date.

•

From the Closing of the Business Combination until the second anniversary of the date of the original issuance of the Preferred Stock, the Company may, at its option, pay all or part of the accruing dividends on the Preferred Stock by issuing and delivering additional shares of Preferred Stock to the holders thereof.

•

The Company shall not declare, pay, or set aside any dividends on shares of any other class or series of capital stock of the Company, unless the holders of the iCoreConnect Preferred Stock then outstanding shall first receive dividends due and owing on each outstanding share of iCoreConnect Preferred Stock.

•

In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount per share equal to the greater of (i) one times the applicable original issue price, plus any accrued and unpaid dividends, and (ii) such amount as would have been payable had all shares of Preferred Stock been converted into the Company’s Common Stock pursuant to the following paragraph immediately prior to such liquidation, dissolution or winding up, before any payment shall be made to the holders of the Company’s Common Stock.

•

Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of the Company’s Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion, subject to adjustment.

•

After 24 months from the Closing of the Business Combination, in the event the closing share price of the Company’s Common Stock shall exceed 140% of the Conversion Price (as defined in the Merger Agreement) then in effect, then (i) each outstanding share of Preferred Stock shall automatically be converted into such number of shares of the Company’s Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion and (ii) such shares may not be reissued by the Company, subject to adjustment. At the time of such conversion, the Company shall declare and pay all of the dividends that are accrued and unpaid as of the time of the conversion by either, at the option of the Company, (i) issuing additional Preferred Stock or (ii) paying cash.

•

Immediately prior to any such optional conversion the Company shall pay all dividends on the Preferred Stock being converted that are accrued and unpaid as of such time by, either, at the option of the Company: (i) issuing additional Preferred Stock or (ii) paying cash.

During the year ended December 31, 2023 the Company issued 46,500 Series A Preferred stock for $465,000 in cash and 139,360 Series A Preferred stock on the cashless conversion of 174,200 Series A Preferred Stock $2.00 warrants for no proceeds.

During the year ended December 31, 2023, 212,842 shares of Series A Preferred stock were converted into shares of Common Stock on a one for one basis.

Common Stock Options

As part of the merger, the Company’s 2016 Long Term Incentive Plan was cancelled and replaced with the 2023 Stock Plan (“Incentive Plan”) which is administered by the Company’s Board of Directors Compensation Committee. The Incentive Plan had an initial authorized equity pool of 1,187,790. As of December 31, 2023 there are 411,462 equity grants available under the Incentive Plan.

Certain employees and executives have been granted options or warrants that are compensatory in nature. A summary of option activity for the year ended December 31, 2023 and 2022 are presented below:

2022 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2022	1,094,005	$3.58	9.8	$-
Granted	10,054	$3.58	9.0	-
Exercised	(23,459)	-	5.5	-
Forfeited	(335)	$4.48	6.2	-
Balance Outstanding - December 31, 2022	1,080,265	$3.88	8.8	$-

Exercisable - December 31, 2022	311,049	$3.58	8.8	$-

2022 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2022	1,034,856	$3.58	9.8
Granted	10,054	$4.48	9.0
Vested	(275,359)	$-	8.3
Forfeited/expired	(335)	$4.13	9.0
Nonvested - December 31, 2022	769,216	$3.58	8.8

2023 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2023	1,080,265	$3.88	8.8	$-
Granted	7,446	$6.04	9.6
Exercised	(310,881)	3.62	7.6
Forfeited	(502)	$2.81	7.8
Balance Outstanding - December 31, 2023	776,328	$3.74	8.0	$-

Exercisable - December 31, 2023	381,256	$3.72	7.9	$-

2023 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2023	769,216	$3.58	8.8
Granted	7,446	$6.04	9.6
Vested	(381,256)	$3.72	7.9
Forfeited	(334)	4.13	9.0
Nonvested - December 31, 2023	395,072	$3.76	8.0

As part of the merger all vested options as of August 25, 2023 totaling 310,881 were converted on a cashless basis into 198,378 shares of common stock.

As of December 31, 2023, total unrecognized compensation cost related to unvested stock options was approximately $1.5 MM.

Restricted Stock Compensation

On December 31, 2022, the Company’s Board of Directors approved the grant of 250,000 restricted share of common stock to each of the Directors of the Company, for services rendered during 2021 and 2022, all of which vested on December 31, 2022. Compensation expense related to this grant for the year 2022 was $122,375 based upon fair value of our common stock of $0.089 per share. The Company’s Board of Directors also approved the granting of restricted shares of common stock for employee performance related to 2021 performance with a fair value of $160,645. The Board also approved on January 3, 2023 4,000,000 shares of restricted stock related to the Chief Executive Officer for bonus related to 2022 service with a fair value of $356,000.

In April 2023, the Company’s Board of Directors approved the granting of 81,267 restricted shares of common stock for employee performance related to 2022 performance with a fair value of $312,761.

In April 2023, the Company’s Board of Directors approved compensation for its Board Members and Committee Members for the year ended December 31, 2023. On an annual basis equivalent, Board Members are compensated $60,000, with additional compensation of $5,000 for being a Committee Member and an additional $5,000 for being a Chair of a Committee and $20,000 for being the Board Chair. Compensation is to be paid quarterly in arrears at the closing stock price of the last trading day of the quarter. The Company has recorded an expense of $394,168 for the year ended December 31, 2023.

Common Stock Warrants

The Company typically issues warrants to individual investors and institutions to purchase shares of the Company’s Common Stock in connection with public and private placement fundraising activities. Warrants may also be issued to individuals or companies in exchange for services provided for the Company. The warrants are typically exercisable six months after the issue date, expire in five years, and contain a cash exercise provision and registration rights.

In May 2023, the Company entered into amendments with certain warrant holders whose warrants contained down round provisions and modified these warrants to remove such provisions from inception. As such the number and exercise of these warrants are set back to their original values as originally intended by the parties.

During the year ended December 31, 2023, the Company issued 45,129 Common Stock Warrants.

During the year ended December 31, 2022, the Company issued 536,175 Common Stock Warrants. In addition, the Company purchased 1,278 common stock warrants issued to a lender in 2019 as part of a Note Payable that had been fully satisfied in 2020. These warrants include anti-dilutive provisions and as such resulted in an additional 28,883 warrants that were to be issued at a strike price of $0.15. The Company purchased these warrants at their restated strike price for $45,000.

During the year ended December 31, 2022, the Company issued 13,158 Common Stock Warrants in connection with issuances of promissory notes, of which 1,424 were issued to related parties. These warrants were designated Common Stock Warrants with an initial term of 5 years and an exercise price of $0.60 and $0.75 and contained no down round provisions. The Company may not effect, and a holder will not be entitled to, convert the Common Stock Warrants, which, upon giving effect to such conversion or exercise, would cause the aggregate number of shares of common stock beneficially owned by the Purchaser (together with its affiliates) to exceed 4.99%. The Company issued convertible debt in December 2022 at a price of $2.39 thereby affecting the down round provision on 659,585 warrants with a trigger price that is lower than $0.30 for any equity instrument issued. As such the Company has recorded a charge of $1,794,704 as a Dividend to Common Stockholders reflecting the increase in value of shares to be received by the warrant holder along with an increase in 366,331 warrants issuable to these holders for a total of 1,014,791 warrants at a new exercise price of $2.39.

On May 18, 2023 the Company determined that it not had not properly accounted for certain warrants issued by the Company in 2021 with provisions (the “down round provisions”) that required the lowering of the exercise price of the warrant and a proportionate increase in the number of shares underlying the warrants upon the issuance of new securities at a price per shares that is lower than the exercise price of the original warrant as per ASU 2017-11. The Company did not properly account for such down round provisions when the criteria for revaluation was met. The down round provisions require the Company to record a non-cash charge for the incremental fair value of the additional shares to be issued upon the occurrence of the triggering event which is $1,794,704 for the year ended December 31,2022.

As part of the Merger, all outstanding warrants as of August 25, 2023 totaling 368,368 were converted on a cashless basis into 117,301 shares of common stock. As of December 31, 2023, the number of shares issuable upon exercise of the Common Stock Warrants was 45,129 shares.

	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value

Outstanding - December 31, 2021	648,461	$3.88	4.40	$-
Granted
Additions including Down Round feature	379,492	2.39	3.40	-
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2022	1,027,953	$3.88	3.45
Granted	45,129	2.09	5.00	-
Exercised	(368,368)	3.88	2.78	-
Cancelled	(659,585)	$3.88	2.78	-
Outstanding - December 31, 2023	45,129	$2.09	4.80	$-

Preferred Stock Warrants

As part of the Merger, the Company assumed the following preferred stock warrants:

$2.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	-	-	-	-
Granted	600,000	2.00	10.0	-
Exercised	(174,200)	2.00	9.8	-
Expired	-	-	-	-
Outstanding – December 31, 2023	425,800	$2.00	9.7	$-

During 2023 there was a modification of the $2.00 warrant agreements which were issued in conjunction with the merger and classified as a derivative liability in the amount of $1,987,460. In September 2023 the warrants were modified and as a result are no longer considered a derivative liability and classified as equity.

$11.50 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022		$			-
Granted	10,122,313		11.50	10	-
Exercised	-		-	-	-
Expired	-		-	-	-
Outstanding – December 31, 2023	10,122,313		$11.50	9.7	$-

$15.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022		$			-
Granted	1,000,000		15.00	10	-
Exercised	-		-	-	-
Expired	-		-	-	-
Outstanding – December 31, 2023	1,000,000		$15.00	9.7	$-

Equity Line of Credit

In January 2021 Old iCore and one of its Convertible Debt Holders entered into a Purchase Agreement for up to $5,000,000 shares of the Company’s common stock for 24 months. The purchase price of the stock will be at 75% of the lowest individual daily weighted average price of the past five (5) trading days with the amount to be drawn down as the lesser of $250,000 or 300% of the average shares traded for the ten (10) days prior to the Closing Request Date with a minimum $25,000 put allowance. As part of the agreement, the Company issued 8,378 shares of common stock as a commitment fee. In January 2022 the Company exercised this equity line of credit of an aggregate amount of $350,000 in exchange for 158,273 shares of common stock. The balance available as of December 31, 2022, to draw on the equity line of credit after the draw was $4,650,000. This line expired in January 2023.

On September 12, 2023, the Company entered into a purchase agreement with Arena Business Solutions Global SPC II, Ltd (“Arena”), pursuant to which Arena has committed to purchase up to $40 million of the Company’s common stock, at the Company’s direction from time to time, subject to the satisfaction of the conditions. Such sales of Common Stock are subject to certain limitations, and may occur from time to time at the Company’s sole discretion over the approximately 36-month period commencing on the date of the Purchase Agreement subject to registration with the Securities and Exchange Commission. The Company may direct Arena to purchase amounts of its Common Stock under the Purchase Agreement that the Company specifies from time to time in a written notice (an “Advance Notice”) delivered to Arena on any trading day up to the Commitment Amount. The maximum amount that the Company may specify in any one Advance Notice is equal to the following: (A) if the Advance Notice is received by 8:30 A.M. Eastern time, then the maximum amount that the Company may specify is equal to the lesser of (i) an amount equal to 40% of the average Daily Value Traded of the Common Stock of the ten trading days immediately preceding such Advance Notice, or (ii) $20.0 million; and (B) if the Advance Notice is received after 8:30 A.M. Eastern Time but prior to 10:30 A.M. Eastern Time, then the maximum amount that the Company may specify in an Advance Notice is equal to the lesser of: (i) an amount equal to 30% of the average Daily Value Traded of the Common Stock on the ten trading days immediately preceding such Advance Notice, or (ii) $15.0 million. For these purposes, “Daily Value Traded” is the product obtained by multiplying the daily trading volume of the Company’s Common Stock on Nasdaq during regular trading hours, as reported by Bloomberg L.P., by the VWAP (as defined in the Purchase Agreement) for that trading day. Subject to the satisfaction of the conditions under the Purchase Agreement, the Company deliver Advance Notices from time to time, provided that the Pricing Period for all prior advances has been completed. For these purposes, “Pricing Period” means one trading day, as notified by the Company to Arena in the applicable Advance Notice, commencing on the date of the Advance Notice. The purchase price of the shares of Common Stock will be equal to 97% of the simple average of the daily VWAP of the Common Stock during the Pricing Period.

Unless earlier terminated as provided in the Purchase Agreement, the Purchase Agreement will terminate automatically on the earliest to occur of: (i) the first day of the month next following the 36-month anniversary of the date of the Purchase Agreement; and (ii) the date on which Arena shall have purchased shares of Common Stock under the Purchase Agreement for an aggregate gross purchase price equal to Commitment Amount under the Purchase Agreement. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty, upon five trading days’ prior written notice to Arena, provided that there are no outstanding Advance Notices the shares of Common Stock under which have not yet been issued. The Company and Arena may also terminate the Purchase Agreement at any time by mutual written consent.

As consideration for Arena’s irrevocable commitment to purchase Common Stock upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company agreed to issue a total of  291,259 shares of Common Stock equaling $600,000 (the “Commitment Fee Shares”) based on a price per share equal to the simple average daily VWAP of the Common Stock during the ten trading days immediately preceding the date on which the SEC declares the Registration Statement effective.

As of December 31, 2023, the Company exercised this equity line of credit of an aggregate amount of $2,940,985 in exchange for 1,308,741 shares of Common Stock. The balance available as of December 31, 2023, to draw on the equity line of credit after the draw was $37,059,015 and is subject to shareholder approval for the issuance of additional shares.

On February 14, 2024, this agreement was terminated. Refer to Note 13- Subsequent Events for additional details.